Fees Summary	Oct. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,790,000
Previously Paid Amount	0.00
Total Fee Amount	580.25
Total Offset Amount	0.00
Net Fee	580.25
Narrative - Max Aggregate Offering Price	$ 3,790,000
Final Prospectus	true